INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (111,114)	$ (202,831)	$ (139,654)
Foreign	(3,624)	(7,865)	(12,113)
Total loss before income taxes	$ (114,738)	$ (210,696)	$ (151,767)